General Company Information - Schedule of Group’s Principal Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Procaps S.A. [Member]
Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Principal activities	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A. [Member]
Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Principal activities	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Procaps S.A. de C.V [Member]
Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	El Salvador
Percentage of Ownership Interests	100.00%	100.00%
Principal activities	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Softcaps - Colbras [Member]
Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Brazil
Percentage of Ownership Interests	100.00%	100.00%
Principal activities	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
Diabetrics Healthcare S.A.S. [Member]
Schedule of Group’s Principal Subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Principal activities	Diabetes solutions and chronic disease management tool.